CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Convertible redeemable preferred stock, Series A shares issued	7,000,000	7,000,000	7,000,000
Convertible redeemable preferred stock, Series A shares outstanding	7,000,000	7,000,000	7,000,000
Convertible redeemable preferred stock, Series A liquidation and deemed liquidation preference	$ 3,500,000	$ 3,500,000	$ 3,500,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,500,000,000	1,500,000,000	1,500,000,000
Common stock, shares issued	108,561,959	102,766,006	68,509,090
Common stock, shares outstanding	108,561,959	102,766,006	68,509,090